Offerings	Aug. 08, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of Huntsman International LLC
Fee Rate	0.01476%
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of all of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. The registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder. (4) No separate consideration will be received for the guarantees. Pursuant to Rule 457(n), no separate registration fee will be paid in respect of any such guarantees.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01476%
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of all of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. The registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder. (3) Exclusive of accrued interest, if any. (4) No separate consideration will be received for the guarantees. Pursuant to Rule 457(n), no separate registration fee will be paid in respect of any such guarantees.